Inventories and Contracts in Progress	12 Months Ended
Dec. 31, 2017
Inventories and Contracts in Progress [Abstract]
Inventory Disclosure [Text Block]
INVENTORIES AND CONTRACTS IN PROGRESS
Inventories and contracts in progress consist of the following:

	As of December 31
(in thousands)	2017	2016
Raw materials	$30,429	$20,646
Work-in-process	10,258	5,368
Finished goods	18,851	8,490
Contracts in progress	1,074	314
	$60,612	$34,818